Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(5)	Net Income ($) (in Millions)	Adjusted EPS ($)(6)
2024	10,051,578	2,932,647	4,459,967	2,308,500	129.08	172.58	1,077.80	9.59
2023	9,020,376	15,920,805	3,150,463	5,475,996	166.67	161.84	1,104.30	9.88
2022	11,115,822	8,268,497	4,086,715	3,268,287	129.37	128.20	1,114.50	9.86
2021	8,943,903	31,050,119	4,110,659	10,625,364	146.60	163.17	988.60	7.96
2020	6,342,674	7,997,553	2,621,777	3,090,886	93.45	115.59	788.50	6.59

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)	Ms. Leahy has served as the Principal Executive Officer (“PEO”) for the entirety of 2024, 2023, 2022, 2021 and 2020 and our other NEOs for the applicable years were as follows:
●	2024: Albert J. Miralles; Sona Chawla; Frederick J. Kulevich; Katherine E. Sanderson; and Christina M. Corley.
●	2022 and 2023: Albert J. Miralles; Sona Chawla; Christina M. Corley; and Frederick J. Kulevich.
●	2021: Albert J. Miralles; Sona Chawla; Christina M. Corley; Elizabeth H. Connelly; and Collin B. Kebo.
●	2020: Collin B. Kebo; Sona Chawla; Christina M. Corley; Douglas E. Eckrote; Mark C. Chong; and Elizabeth H. Connelly

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR Peer Group consists of the following peer companies included in our 2024 compensation peer group: Accenture plc; Arrow Electronics, Inc.; Avnet, Inc.; Best Buy Co., Inc.; CGI Group Inc.; Cognizant Technology Solutions Corporation; DXC Technology Corporation; Flex Ltd.; Genuine Parts Company; Henry Schein, Inc.; Hewlett Packard Enterprise Company; Insight Enterprises, Inc.; Jabil Inc.; LKQ Corporation; TD SYNNEX Corporation; W.W. Grainger, Inc.; and WESCO International, Inc. For 2024, we have updated the peer group used for purposes of this Pay Versus Performance disclosure from the S&P 500 IT Index used in prior years as we believe the compensation peer group better reflects how the Compensation Committee assesses performance when evaluating compensation decisions. If we had continued using the S&P 500 IT Index as the benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $142.21 for 2020, $189.64 for 2021, $134.82 for 2022, $210.85 for 2023 and $286.10 for 2024.

Changed Peer Group, Footnote [Text Block]	For 2024, we have updated the peer group used for purposes of this Pay Versus Performance disclosure from the S&P 500 IT Index used in prior years as we believe the compensation peer group better reflects how the Compensation Committee assesses performance when evaluating compensation decisions. If we had continued using the S&P 500 IT Index as the benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $142.21 for 2020, $189.64 for 2021, $134.82 for 2022, $210.85 for 2023 and $286.10 for 2024.
PEO Total Compensation Amount	$ 10,051,578	$ 9,020,376	$ 11,115,822	$ 8,943,903	$ 6,342,674
PEO Actually Paid Compensation Amount	$ 2,932,647	15,920,805	8,268,497	31,050,119	7,997,553
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs reported for the applicable year other than Ms. Leahy.
(3)	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other NEOs is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2024	10,051,578	(9,000,181)	5,898,139	(3,788,490)	55,431	(283,830)	—	2,932,647
2023	9,020,376	(7,999,999)	8,165,402	3,658,558	—	3,076,468	—	15,920,805
2022	11,115,822	(7,036,821)	9,049,451	(2,192,164)	—	(2,667,791)	—	8,268,497
2021	8,943,903	(5,573,117)	12,234,207	11,647,411	—	3,797,715	—	31,050,119
2020	6,342,674	(4,099,541)	6,610,535	379,714	—	(1,235,829)	—	7,997,553
Other NEOs (Average)(h)
2024	4,459,967	(3,662,937)	2,563,799	(970,652)	6,622	(88,299)	—	2,308,500
2023	3,150,463	(2,509,987)	2,561,884	1,261,578	—	1,012,058	—	5,475,996
2022	4,086,715	(2,374,897)	3,055,924	(756,115)	—	(743,340)	—	3,268,287
2021	4,110,659	(2,348,185)	4,375,342	3,628,212	—	859,336	—	10,625,364
2020	2,621,777	(1,488,976)	2,337,627	56,279	—	(435,821)	—	3,090,886
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. The amounts reported in this column represent the accelerated vesting of RSUs to satisfy tax withholding for payroll-related taxes due with respect to RSU awards held by NEOs that were retirement eligible during the applicable year.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,459,967	3,150,463	4,086,715	4,110,659	2,621,777
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,308,500	5,475,996	3,268,287	10,625,364	3,090,886
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs reported for the applicable year other than Ms. Leahy.
(3)	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other NEOs is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2024	10,051,578	(9,000,181)	5,898,139	(3,788,490)	55,431	(283,830)	—	2,932,647
2023	9,020,376	(7,999,999)	8,165,402	3,658,558	—	3,076,468	—	15,920,805
2022	11,115,822	(7,036,821)	9,049,451	(2,192,164)	—	(2,667,791)	—	8,268,497
2021	8,943,903	(5,573,117)	12,234,207	11,647,411	—	3,797,715	—	31,050,119
2020	6,342,674	(4,099,541)	6,610,535	379,714	—	(1,235,829)	—	7,997,553
Other NEOs (Average)(h)
2024	4,459,967	(3,662,937)	2,563,799	(970,652)	6,622	(88,299)	—	2,308,500
2023	3,150,463	(2,509,987)	2,561,884	1,261,578	—	1,012,058	—	5,475,996
2022	4,086,715	(2,374,897)	3,055,924	(756,115)	—	(743,340)	—	3,268,287
2021	4,110,659	(2,348,185)	4,375,342	3,628,212	—	859,336	—	10,625,364
2020	2,621,777	(1,488,976)	2,337,627	56,279	—	(435,821)	—	3,090,886
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. The amounts reported in this column represent the accelerated vesting of RSUs to satisfy tax withholding for payroll-related taxes due with respect to RSU awards held by NEOs that were retirement eligible during the applicable year.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	1. CAP Versus TSR CDW CAP vs. Total Stockholder Return
Compensation Actually Paid vs. Net Income [Text Block]	3. CAP Versus Net Income CDW CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	2. CAP Versus Adjusted EPS (Company Selected Measure) CDW CAP vs. Adjusted EPS
Total Shareholder Return Vs Peer Group [Text Block]	4. TSR: Company versus Peer Group Cumulative Total Stockholder Return: Company vs. Peer Group
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
Award Timing Method [Text Block]	The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meeting in the first quarter of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year or earlier, the proximity of any awards to other significant corporate events is coincidental. ln addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined [Flag]	true
Award Timing, How MNPI Considered [Text Block]	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
Award Timing MNPI Considered [Flag]	false
Tabular List, Table

Performance Measures Used to Link Company Performance and CAP to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important measures used by the Company to link CAP for the NEOs in 2024. Please see the CD&A for a further description of these metrics, including how they are calculated for incentive purposes, and how they are used in the Company’s executive compensation program, including the SMIP and 2024 long-term incentive program.

Total Shareholder Return Amount	$ 129.08	166.67	129.37	146.60	93.45
Peer Group Total Shareholder Return Amount	172.58	161.84	128.20	163.17	115.59
Net Income (Loss) Attributable to Parent	$ 1,077,800,000	$ 1,104,300,000	$ 1,114,500,000	$ 988,600,000	$ 788,500,000
Company Selected Measure Amount	9.59	9.88	9.86	7.96	6.59
PEO Name	Ms. Leahy	Ms. Leahy	Ms. Leahy	Ms. Leahy	Ms. Leahy
PEO [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,000,181)	$ (7,999,999)	$ (7,036,821)	$ (5,573,117)	$ (4,099,541)
PEO [Member] | Plus Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,898,139	8,165,402	9,049,451	12,234,207	6,610,535
PEO [Member] | Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,788,490)	3,658,558	(2,192,164)	11,647,411	379,714
PEO [Member] | Plus Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,431	0	0	0	0
PEO [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,830)	3,076,468	(2,667,791)	3,797,715	(1,235,829)
PEO [Member] | Minus Fair Value As Of Prior Fiscal Yearend Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,662,937)	(2,509,987)	(2,374,897)	(2,348,185)	(1,488,976)
Non-PEO NEO [Member] | Plus Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,563,799	2,561,884	3,055,924	4,375,342	2,337,627
Non-PEO NEO [Member] | Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(970,652)	1,261,578	(756,115)	3,628,212	56,279
Non-PEO NEO [Member] | Plus Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,622	0	0	0	0
Non-PEO NEO [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,299)	1,012,058	(743,340)	859,336	(435,821)
Non-PEO NEO [Member] | Minus Fair Value As Of Prior Fiscal Yearend Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)	The Company determined that adjusted EPS is the most important financial performance measure used to link CAP to Company performance given it impacts the vesting of 50% of the PSUs and also encompasses non-GAAP operating income performance, the primary financial measure under our SMIP. In addition, we believe that over the long-term, our earnings per share is the most significant driver of CDW’s stock price performance, which impacts the value of equity awards granted to the NEOs, the largest component of our executive compensation program. Adjusted EPS is defined as non-GAAP net income plus/minus extraordinary, non-recurring items divided by the weighted average common shares outstanding on a diluted basis. For purposes of determining adjusted EPS, non-GAAP net income is defined as net income, adjusted for the items set forth in the Company’s earnings releases which may include, among other items, amortization of intangibles, non-cash equity-based compensation and associated taxes, losses or gains from the extinguishment of debt and acquisition and integration expenses. The amount reported for each reporting year in this table represents the adjusted EPS, as calculated for the first year of the PSU performance cycle that commenced in the applicable reporting year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	CDW Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income